BALANCE SHEETS - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Current Assets
Cash	$ 235,159	$ 51,109
Due from related party	56,392	56,392
Total Current Assets	291,551	107,501
Non-Current Assets
Property and equipment, net	767,938	0
Intangible assets, net	79,324	0
Long term asset	103,821	0
Security deposits	100,000	6,800
Total Non-Current Assets	1,051,083	6,800
TOTAL ASSETS	1,342,634	114,301
Current Liabilities
Accounts payable	925	0
Accrued interest payable	41,270	14,725
Payroll tax	17,640	0
Notes payable, related party	785,000	620,000
Total Current Liabilities	844,835	634,725
Long term notes payable, related party	590,000	590,000
Total Liabilities	1,434,835	1,224,725
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value issued
Common stock, par value $0.001 per share; 985,000,000 shares authorized; 419,341,584 and 105,265,299 shares issued and outstanding as of October 31, 2023 and October 31, 2022, respectively	419,341	105,265
Common stock payable	32,251	0
Common stock subscription receivable	(23,750)	(10,000)
Additional paid-in capital	41,079,902	38,957,921
Accumulated deficit	(41,609,945)	(40,168,610)
Total Stockholders’ Equity (Deficit)	(92,201)	(1,110,424)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	1,342,634	114,301
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value issued	$ 10,000	$ 5,000